Debt - Summary of Merger Financings (Detail)	Jan. 24, 2019 USD ($)
Debt Instrument [Line Items]
Principal Borrowing as of Merger Date	$ 500,178,000
CMBS SASB Loan
Debt Instrument [Line Items]
Principal Borrowing as of Merger Date	235,000,000
CMBS Loan
Debt Instrument [Line Items]
Principal Borrowing as of Merger Date	104,000,000
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Principal Borrowing as of Merger Date	89,178,000
Senior Term Loan
Debt Instrument [Line Items]
Principal Borrowing as of Merger Date	$ 72,000,000